Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Revenue
Revenue
Total revenue
OPERATING EXPENSES
General & administrative	$ 948,895	$ 529,836	$ 3,524,901	$ 3,526,863
Research & development	219,327	258,747	1,266,158	824,336
Total Operating Expenses	1,168,222	788,583	4,791,059	4,351,199
OTHER EXPENSES (INCOME)
Interest income	$ 4,917	58,673	95,019	137,098
Accretion expense		342,073	539,319	829,969
Deferred financing costs amortization		45,392	60,523	14,159
Other income, net	$ (169)	$ (2,637)	(2,253)	$ (82)
Realized loss on marketable securities, including brokerage fees and commissions			(68,748)
Change in fair value of warrant liability	(136,500)		118,300
Beneficial conversion feature			$ 2,324,759
Loss on extinguishment of debt				$ 32,853
Settlement expense	38,437
Total Other Expenses (Income)	(93,315)	$ 443,501	$ 3,204,415	1,013,997
NET LOSS	(1,074,907)	(1,232,084)	(7,995,474)	(5,365,196)
Net loss	(2,197,660)	$ (1,232,084)	(8,237,537)	$ (5,365,196)
Deemed Dividend on Series B Preferred Stock issuance	(1,067,491)		(225,296)
Accrued dividends on Series B Preferred Stock	(55,262)		(16,767)
Loss attributable to common shareholders	$ (2,197,660)	$ (1,232,084)	$ (8,237,537)	$ (5,365,196)
Net loss per share, basic and diluted	$ (1.21)	$ (.85)	$ (4.95)	$ (3.80)
Weighted average of shares outstanding	1,809,257	1,441,521	1,661,933	1,411,273